SHAREHOLDERS' EQUITY (Narrative)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			21 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 24, 2014
SHAREHOLDERS' EQUITY [Abstract]
Share repurchase program, which partially executed in 2014 and 2015					$ 12,000
Ordinary share repurchased, shares				1,003,778
Ordinary share repurchased	$ 4,303	$ 6,726		$ 11,028
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 3.76	$ 4.31	$ 4.93
Total intrinsic value of options outstanding	$ 1,259	$ 2,508		1,259
Options exercisable at year-end	979	1,508		979
Total intrinsic value of options exercised	$ 505	$ 2,328	$ 3,856
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to unvested restricted shares	$ 1,801			$ 1,801
Unrecognized compensation cost, recognition period	4 years
Total RSUs issued as of date	644,094	451,647	406,940	644,094
Total RSUs vested as of date	376,623	343,718	320,973	376,623
Total RSUs cancelled as of date	14,682	9,609	5,442	14,682
RSUs issued	192,447	44,707	60,321
Weighted average fair values at grant date	$ 11.51	$ 10.08	$ 8.98
Total intrinsic value of RSU's vested	$ 322	$ 236	$ 833
RSU [Member] | First anniversary of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
RSU [Member] | Second anniversary of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
RSU [Member] | Third anniversary of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
RSU [Member] | Fourth anniversary of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 2,106			$ 2,106
Unrecognized compensation cost, recognition period	4 years
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years